Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Lease Commitments And Purchase Agreements [Abstract]
Lease Commitments
	Operating Leases	Operating Leases	Capital Leases
	Future Minimum	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts	Rental Payments
(Dollars in thousands)
2011	$142,437	$33,813	$532
2012	120,887	28,723	544
2013	101,211	22,100	560
2014	77,111	16,170	568
2015	59,812	7,237	576
Thereafter	676,671	634	5,811
Total	$1,178,129	$108,677	8,591
Less: Interest expense			(4,206)
Present value of minimum lease payments			4,385
Less: Current portion of obligations under capital leases			(101)
Long-term portion of obligations under capital leases			$4,284